              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                        SUPPLEMENT DATED JAN. 2, 2007*

-------------------------------------------------------------------------------------------------------------------------------
PRODUCT NAME (OLD NAME/                           PROSPECTUS     SAI           DATE           VARIABLE ACCOUNT NAME
NEW NAME, IF APPLICABLE)                          FORM #         FORM #                       (OLD NAME/NEW NAME)
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE VARIABLE RETIREMENT ANNUITY/             S-6154 X       S-6323 D      5/1/2006       IDS LIFE ACCOUNTS F, G, H, IZ,
RIVERSOURCE(SM) VARIABLE RETIREMENT ANNUITY;      (5/06)         (5/06)                       JZ, KZ, LZ, MZ, N, PZ, QZ,
IDS LIFE COMBINATION RETIREMENT ANNUITY/                                                      RZ, SZ, TZ/
RIVERSOURCE(SM) COMBINATION RETIREMENT ANNUITY                                                RIVERSOURCE ACCOUNT F
-----------------------------------------------------------------------------------------
IDS LIFE EMPLOYEE BENEFIT ANNUITY/                S-6157 X       S-6323 D      5/1/2006
RIVERSOURCE(SM) EMPLOYEE BENEFIT ANNUITY          (5/06)         (5/06)
-----------------------------------------------------------------------------------------
IDS LIFE FLEXIBLE ANNUITY/                        S-6155 Y       S-6323 D      5/1/2006
RIVERSOURCE(SM) FLEXIBLE ANNUITY                  (5/06)         (5/06)
-----------------------------------------------------------------------------------------
IDS LIFE GROUP VARIABLE ANNUITY CONTRACT/         S-6156 T       S-6323 D      5/1/2006
RIVERSOURCE(SM) GROUP VARIABLE ANNUITY CONTRACT   (5/06)         (5/06)
-------------------------------------------------------------------------------------------------------------------------------
GUARANTEED TERM ANNUITY/                          S-6401 V                     5/1/2006       Not applicable
RIVERSOURCE(SM) GUARANTEED TERM ANNUITY           (5/06)
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE FLEXIBLE PORTFOLIO ANNUITY/              S-6161 N       S-6325 D      5/1/2006       IDS LIFE VARIABLE ACCOUNT 10/
RIVERSOURCE(SM) FLEXIBLE PORTFOLIO ANNUITY        (5/06)         (5/06)                       RIVERSOURCE VARIABLE ACCOUNT 10
-----------------------------------------------------------------------------------------
RIVERSOUCE RETIREMENT ADVISOR VARIABLE            S-6467 K       S-6325 D      5/1/2006
ANNUITY(SM)                                       (5/06)         (5/06)
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR VARIABLE           S-6477 K       S-6325 D      5/1/2006
ANNUITY(SM) - BAND 3                              (5/06)         (5/06)
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM)      S-6406 J       S-6325 D      5/1/2006
VARIABLE ANNUITY; RIVERSOURCE RETIREMENT          (5/06)         (5/06)
ADVISOR SELECT(SM) VARIABLE ANNUITY
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM)      S-6407 G       S-6325 D      5/1/2006
VARIABLE ANNUITY - BAND 3                         (5/06)         (5/06)
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE          S-6273 J       S-6325 D      5/1/2006
PLUS(SM) VARIABLE ANNUITY; RIVERSOURCE            (5/06)         (5/06)
RETIREMENT ADVISOR SELECT PLUS(SM)
VARIABLE ANNUITY
-----------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM)    S-6503 A       S-6503-20 A   6/9/2006
VARIABLE ANNUITY; RIVERSOURCE RETIREMENT          (6/06)         (7/06)
ADVISOR 4 SELECT(SM) VARIABLE ANNUITY;
RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM)
VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE VARIABLE ANNUITY FUND A/                 S-6348 D       S-6366 D      5/1/2006       IDS LIFE VARIABLE ANNUITY
RIVERSOURCE(SM) VARIABLE ANNUITY FUND A           (5/06)         (5/06)                       FUND A/RIVERSOURCE VARIABLE
                                                                                              ANNUITY FUND A
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE VARIABLE ANNUITY FUND B/                 S-6349 D       S-6366 D      5/1/2006       IDS LIFE VARIABLE  ANNUITY
RIVERSOURCE(SM) VARIABLE ANNUITY FUND B           (5/06)         (5/06)                       FUND B/RIVERSOURCE VARIABLE
                                                                                              ANNUITY FUND B
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
290825 A (1/07)

* Valid until 1/3/07.

-------------------------------------------------------------------------------------------------------------------------------
PRODUCT NAME (OLD NAME/                           PROSPECTUS     SAI           DATE           VARIABLE ACCOUNT NAME
NEW NAME, IF APPLICABLE)                          FORM #         FORM #                       (OLD NAME/NEW NAME)
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE      S-6199 G       S-6333 D      5/1/2006       IDS LIFE VARIABLE LIFE SEPARATE
                                                  (5/06)         (5/06)                       ACCOUNT/RIVERSOURCE VARIABLE LIFE
                                                                                              SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE UNIVERSAL                S-6418 G       S-6333 D      5/1/2006
LIFE IV; RIVERSOURCE(SM) VARIABLE UNIVERSAL       (5/06)         (5/06)
LIFE IV - ESTATE SERIES
-----------------------------------------------------------------------------------------
RIVERSOURCE SUCCESSION SELECT(SM)                 S-6202 H       S-6333 D      5/1/2006
VARIABLE LIFE INSURANCE                           (5/06)         (5/06)
-----------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE           S-6194 AG      S-6333 D      5/1/2006
                                                  (5/06)         (5/06)
-----------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE III       S-6171 AH      S-6333 D      5/1/2006
                                                  (5/06)         (5/06)
-------------------------------------------------------------------------------------------------------------------------------

Effective Dec. 31, 2006, American Enterprise Life Insurance Company and American Partners Life Insurance Company merged into their parent, IDS Life Insurance Company (IDS Life). At the time of the merger, IDS Life was renamed RiverSource Life Insurance Company (RiverSource Life). All references to "we," "us," "our" or "IDS Life" are replaced with RiverSource Life.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced IDS Life as the principal underwriter and general distributor of the contracts and policies. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Effective Jan. 2, 2007, the names of the contracts and policies and of the variable accounts are those shown in the table above.

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